Schedule of Share-Based Payment Arrangement, Activity (Details) - $ / shares shares in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Incentive Equity Awards Nonvested, Beginning shares		2,673,041
Weighted-Average Grant Date Fair Value Per Share Nonvested, Beginning shares		$ 8.44
Number of Incentive Equity Awards Nonvested, Granted		347,082
Weighted-Average Grant Date Fair Value Per Share Nonvested, Granted		$ 7.46
Number of Incentive Equity Awards Nonvested, Vested		59,681
Weighted-Average Grant Date Fair Value Per Share Nonvested, Vested		$ 9.40
Number of Incentive Equity Awards Nonvested, Forfeited		135,320
Weighted-Average Grant Date Fair Value Per Share Nonvested, Forfeited		$ 10.00
Number of Incentive Equity Awards Nonvested, Vested		(59,681)
Number of Incentive Equity Awards Nonvested, Forfeited		(135,320)
Number of Incentive Equity Awards Nonvested, Ending shares		2,825,122	2,673,041
Weighted-Average Grant Date Fair Value Per Share Nonvested, Ending shares		$ 8.22	$ 8.44
LTIP Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Incentive Equity Awards Nonvested, Granted			2,673,041
Weighted-Average Grant Date Fair Value Per Share Nonvested, Granted			$ 8.44
Number of Incentive Equity Awards Nonvested, Vested
Weighted-Average Grant Date Fair Value Per Share Nonvested, Vested
Number of Incentive Equity Awards Nonvested, Forfeited
Weighted-Average Grant Date Fair Value Per Share Nonvested, Forfeited
Number of Incentive Equity Awards Nonvested, Vested
Number of Incentive Equity Awards Nonvested, Forfeited
Weighted-Average Grant Date Fair Value Per Share Nonvested, Ending shares	$ 8.99